SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Weighted average interest rates of short-term deposits	5.09%	5.94%
Time deposits, weighted average interest rate, maturities year one	0.00%	0.22%
Equity Securities without Readily Determinable Fair Value, Amount	$ 28,090,000	$ 23,639,000
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Annual Amount	180,000	0	$ 4,156,000
Marketable equity securities with readily determinable fair values	70,000	831,000	400,000
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Cumulative Amount	8,456,000	8,276,000
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount	4,301,000	4,231,000
Cash Flow Hedge Derivative Instrument Assets at Fair Value	21,123,000	9,088,000
Cash Flow Hedge Derivative Instrument Liabilities at Fair Value	0
Accumulated income (loss) on derivatives	10,007,000	280,000	29,054,000
Gain (Loss) on Foreign Currency Derivatives Recorded in Earnings, Net	$ (43,075,000)	6,490,000	(6,998,000)
Severance pay rate	8.33%
Severance Costs	$ 28,196,000	24,969,000	22,537,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	$ 23,500
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	4.00%
Defined Contribution Plan, Cost	$ 1,667,000	1,687,000	1,965,000
Price allocated to remaining performance obligations	$ 878,456,000
Percentage of remaining performance obligation	83.00%
Capitalized Computer Software, Additions	$ 1,618,000	1,855,000	3,395,000
Advertising Expense	243,650,000	175,595,000	142,775,000
Deferred Revenue	854,337,000	750,442,000
OperatingLeaseRightOfUseAssetMember
Significant Accounting Policies [Line Items]
Asset Impairment Charges			$ 25,525,000
Certain employees over 50 years of age
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	31,000.0
Designated as hedging instrument
Significant Accounting Policies [Line Items]
Accumulated income (loss) on derivatives	21,123,000	9,035,000
Derivative, Notional Amount	117,563,000	334,738,000
Not designated as hedging instrument
Significant Accounting Policies [Line Items]
Derivative, Notional Amount	363,587,000	185,563,000
Derivative Asset	1,005,000	4,056,000
Derivative Liability	$ 11,222,000	$ 2,000